Fixed Assets, net - Vessels, net (Tables) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Balance, at the beginning of period	$ 755,332
Impairment loss	(1,454)
Balance, at the end of period	792,267
Cost | Vessels
Balance, at the beginning of period	787,014
Additions	53,343
Impairment loss	(1,875)
Balance, at the end of period	838,482
Accumulated Depreciation | Vessels
Balance, at the beginning of period	(31,682)
Impairment loss	421
Depreciation	(14,954)
Balance, at the end of period	(46,215)
Net Book Value | Vessels
Balance, at the beginning of period	755,332
Additions	53,343
Impairment loss	(1,454)
Depreciation	(14,954)
Balance, at the end of period	$ 792,267